Non-controlling interests (Narrative) (Details) - Galena Complex Acquisition [Member] - USD ($) $ in Millions	Oct. 01, 2019	Dec. 19, 2024
Non Controlling Interests [Line Items]
Percentage of voting equity interests acquired	40.00%	40.00%
Fund capital improvements	$ 15.0
Non-controlling interests		$ 18.3